SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
January 1,	$ 1,221	$ 2,225
Charges to expenses	172	(340)
Write offs	(116)	(524)
Foreign currency translation adjustments	6	(140)
December 31,	$ 1,283	$ 1,221